CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 32,577	$ 6,607	$ 87,662	$ 36,789	$ 65,774	$ 39,256	$ 44,833
Net unrealized (losses)gains on securities available-for-sale:
Unrealized gains (losses) arising during the period	3,745	(5,741)	15,308	8,704	(25,361)	(2,024)	4,081
Reclassification adjustments for (gains) losses realized in net income	(1)	(875)	102	(1,559)	(2,359)	(739)	(409)
Net unrealized (losses) gains on securities available-for-sale	3,744	(6,616)	15,410	7,145	(27,720)	(2,763)	3,672
Net unrealized (losses) gains on derivative instruments designated as cash flow hedges:
Unrealized (losses) gains arising during the period	344	(2,877)	2,445	17,465	(4,732)	4,705
Reclassification adjustments for (gains) losses realized in net income	(258)	(1,859)	(2,173)	(5,258)	(7,106)	(3,079)
Net change in unrealized (losses) gains on derivative instruments	86	(4,736)	272	12,207	(11,838)	1,626
Change in pension liability:
Actuarial (losses) gains arising during the period (net of $81, $(11) and $308 tax effect, respectively)					(145)	15	(502)
Reclassification adjustments for losses realized in net income (net of $(77), $(58) and $(63) tax effect, respectively)					132	97	79
Net unrealized (losses) gains on pension liability					(13)	112	(423)
Other comprehensive (loss) income	3,830	(11,352)	15,682	19,352	(39,571)	(1,025)	3,249
Preferred stock dividend							1,370
Comprehensive income (loss)	$ 36,407	$ (4,745)	$ 103,344	$ 56,141
Preferred stock discount accretion							2,273
Comprehensive income attributable to common shareholder					$ 26,203	$ 38,231	$ 44,439